Consolidated statements of financial position (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A ordinary shares
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Number of shares authorised (in shares)	198,000,001	30,000,001
Number of shares issued (in shares)	11,403,872	15,293,117
Number of shares outstanding (in shares)	11,403,872	15,293,117
Class B ordinary shares
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Number of shares authorised (in shares)	15,333,333	3,333,333
Number of shares issued (in shares)	1,580,972	1,580,972
Number of shares outstanding (in shares)	1,580,972	1,580,972